Significant Components of Deferred Taxes (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current
Allowance for doubtful accounts	$ 8	53	314
Accrued salary and welfare	576	3,589	2,407
Accrued expenses	225	1,403	512
Contingent consideration payables-current	562	3,498	1,727
Deferred government grant	11	67
Valuation allowance	(4)	(25)	(88)
Net current deferred tax assets	1,378	8,585	4,872
Non-current
Tax losses	1,378	8,586	5,333
Property and equipment	1,140	7,102	4,824
Deferred government grant	729	4,540	1,281
Contingent consideration payables-non current	142	883	5,866
Others			23
Valuation allowance	(1,586)	(9,880)	(4,554)
Net non-current deferred tax assets	1,803	11,231	12,773
Total deferred tax assets	3,181	19,816	17,645
Non-current
Intangible assets	6,699	41,736	39,682
Capitalized interest	470	2,930
Total deferred tax liabilities	$ 7,169	44,666	39,682